Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Lease Liabilities [Abstract]
Schedule of Lease Liabilities
	December 31, 2022	June 30, 2023
	RM	RM	USD
At beginning of year / period	-	744,959	159,592
Additions	952,191	-	-
Finance cost	24,768	14,629	3,134
Payments	(232,000)	(174,000)	(37,276)
At end of year / period	744,959	585,588	125,450

Future lease payment payables:
- Within one year	348,000	174,000	37,276
- Within two to five years	435,000	435,000	93,190
Total future minimum lease payments	783,000	609,000	130,466
Less: Future finance charges	(38,041)	(23,412)	(5,016)
	744,959	585,588	125,450

Schedule of Lease Liabilities at the End of the Reporting Period	The lease liabilities at the end of the reporting period bear weighted average incremental borrowing rate of 4.31% (2022: 4.31%) per annum.
	December 31, 2022	June 30, 2023
	RM	RM	USD
Depreciation of right-of-use asset	238,048	158,698	33,998
Interest expense on lease liabilities	24,768	14,629	3,134
Lease expense not capitalised in lease liabilities:		-	-
-expense relating to short-term lease	257,243	149,951	32,124
Total amount recognised in profit or loss	520,059	323,278	69,256